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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Select Funds,

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

  PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Baron Partners Fund

Item 1. Schedule of Investments

 MARCH 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (108.43%)
	Advertising Services (1.05%)
1,000,000	JC Decaux SA2	$31,223,917	$29,396,302

	Apparel (6.15%)
2,200,000	Polo Ralph Lauren Corp., Cl A	150,442,803	128,238,000
1,200,000	Under Armour, Inc., Cl A1	47,617,796	43,920,000

		198,060,599	172,158,000

	Business Services (14.85%)
181,076	ChoicePoint, Inc.[1,4]	3,255,928	8,619,218
1,525,000	Ecolab, Inc.	66,660,311	66,230,750
2,000,000	FactSet Research Systems, Inc.	118,115,487	107,740,000
3,500,000	Iron Mountain , Inc.[1]	69,462,761	92,540,000
20,000,000	Li & Fung, Ltd.[2]	64,389,502	73,753,798
390,000	MSCI, Inc., Cl A1	11,085,163	11,602,500
670,473	Ritchie Bros. Auctioneers, Inc.[2]	50,913,346	55,059,243

		383,882,498	415,545,509

	Consumer Products (2.49%)
1,600,000	Harman International Industries, Inc.	69,372,865	69,664,000

	Distribution (8.13%)
3,850,000	Fastenal Co.	148,948,023	176,830,500
1,200,000	MSC Industrial Direct Co., Inc., Cl A	57,835,072	50,700,000

		206,783,095	227,530,500

	Education (1.62%)
500,000	DeVry, Inc.	21,046,853	20,920,000
160,000	Strayer Education, Inc.	16,954,684	24,400,000

		38,001,537	45,320,000

	Energy Services (6.26%)
350,000	Core Laboratories N.V.[1,2]	41,689,399	41,755,000
2,850,000	Helmerich & Payne, Inc.	78,106,384	133,579,500

		119,795,783	175,334,500

	Financial Services — Asset Management (5.31%)
1,250,000	AllianceBernstein Holding L.P.	62,669,934	79,225,000
500,000	Apollo Global Management LLC, Cl A 144A	12,000,000	6,750,000
2,050,000	Eaton Vance Corp.	70,210,733	62,545,500

		144,880,667	148,520,500

	Financial Services — Banking (0.51%)
825,000	People’s United Financial, Inc.	14,200,546	14,280,750

	Financial Services — Brokerage & Exchanges (10.80%)
2,000,000	Bovespa Holding SA, 144A2	29,619,250	26,956,175
5,200,000	Charles Schwab Corp.	55,580,743	97,916,000
275,000	CME Group, Inc., Cl A	97,971,811	129,002,500
3,000,000	Jefferies Group, Inc.	67,299,658	48,390,000

		250,471,462	302,264,675

	Financial Services — Insurance (2.82%)
1,150,000	Arch Capital Group, Ltd.[1,2]	56,427,504	78,970,500

	Healthcare Facilities (2.70%)
2,250,000	Community Health Systems, Inc.[1]	70,047,500	75,532,500

	Healthcare Products (6.02%)
1,600,000	Edwards Lifesciences Corp.[1]	77,046,064	71,280,000
1,200,000	Varian Medical Systems, Inc.[1]	55,005,978	56,208,000
525,000	Zimmer Holdings, Inc.[1]	32,454,556	40,876,500

		164,506,598	168,364,500

	Healthcare Services (0.97%)
600,000	Quest Diagnostics, Inc.	31,375,595	27,162,000

	Infrastructure (1.58%)
1,700,000	AECOM Technology Corp.[1]	48,016,349	44,217,000

	Real Estate (0.84%)
550,000	CoStar Group, Inc.[1]	21,612,360	23,650,000

Shares		Cost	Value
Common Stocks (continued)
	Real Estate — REITs (4.86%)
180,000	Alexandria Real Estate Equities, Inc.	$18,369,633	$16,689,600
200,000	AvalonBay Communities, Inc.	21,170,479	19,304,000
400,000	Boston Properties, Inc.	30,599,776	36,828,000
1,500,000	Douglas Emmett, Inc.	35,944,624	33,090,000
350,000	Vornado Realty Trust	31,599,660	30,173,500

		137,684,172	136,085,100

	Recreation and Resorts (11.25%)
1,500,000	Boyd Gaming Corp.	55,187,775	30,000,000
500,000	Las Vegas Sands Corp.[1]	17,597,610	36,820,000
500,000	Vail Resorts, Inc.[1]	20,556,499	24,145,000
2,225,000	Wynn Resorts, Ltd.	107,430,366	223,924,000

		200,772,250	314,889,000

	Retail — Consumer Staples (2.65%)
2,250,000	Whole Foods Market, Inc.	101,411,618	74,182,500

	Retail — Specialty Stores (10.34%)
420,000	Blue Nile, Inc.[1]	11,345,500	22,743,000
3,700,000	CarMax, Inc.[1]	76,405,977	71,854,000
2,200,000	Dick’s Sporting Goods, Inc.[1]	35,011,481	58,916,000
1,000,000	J. Crew Group, Inc.[1]	39,549,809	44,170,000
1,600,000	Penske Automotive Group, Inc.	33,053,086	31,136,000
700,037	Tiffany & Co.	26,396,492	29,289,548
1,000,000	Urban Outfitters, Inc.[1]	22,400,361	31,350,000

		244,162,706	289,458,548

	Transportation (3.97%)
880,000	C. H. Robinson Worldwide, Inc.	24,227,605	47,872,000
1,400,000	Expeditors International of Washington, Inc.	47,170,839	63,252,000

		71,398,444	111,124,000

	Utility Services (3.26%)
1,750,000	ITC Holdings Corp.	60,048,201	91,105,000

Total Common Stocks		2,664,136,266	3,034,755,384

Private Equity Investments (4.19%)
	Financial Services — Asset Management (1.84%)
6,014,997	Windy City Investments Holdings LLC[1,3]	38,319,447	51,668,820

	Recreation and Resorts (2.35%)
1,250,000	Fontainebleau Resorts, LLC[1,3]	15,000,000	15,000,000
3,900,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	39,000,000	50,700,000

		54,000,000	65,700,000

Total Private Equity Investments		92,319,447	117,368,820

Principal Amount
Short Term Investments (0.02%)
	Short Term Money Market Instruments
$502,591	State Street Eurodollar Time Deposit, 0.60% due 04/01/2008	502,591	502,591

Total Investments (112.64%)		$2,756,958,304	3,152,626,795

Liabilities Less Cash and Other Assets (-12.64%)			(353,893,872)

Net Assets (Equivalent to $20.51 per share based on 136,432,110 shares outstanding)			$2,798,732,923

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	Restricted and Fair Valued Securities.
[4]	Represents securities or a portion thereof, in segregated custodian account.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)

1.	Security Valuation.

Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued based on the last sale price reported by local foreign markets and translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and certain Trustees. Factors the committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,034,755,384	$0
Level 2 - Other Significant Observable Inputs	502,591	0
Level 3 - Significant Unobservable Inputs	117,368,820	0

Total	$3,152,626,795	$0

*	Other financial instruments would include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$125,849,965	$0
Accrued discounts/premiums	0	0
Realized gain/loss and change in unrealized appreciation/depreciation	(8,481,145)	0	*
Net purchases/sales	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 03/31/08	$117,368,820	$0

Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$(8,481,145)	$0

*	The realized gain/loss earned during the period ended March 31, 2008 for other financial instruments was $0.

2.	Cost of Investments for Income Tax Purposes.

Aggregate cost for federal income tax purposes is substantially the same as book cost. Aggregate unrealized appreciation and depreciation of investments are substantially $556,445,904 and $(160,777,413), respectively.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	May 22, 2008